Taxes Payable	12 Months Ended
Dec. 31, 2023
Taxes Payable
Taxes Payable
11.	Taxes Payable
The following is a summary of taxes payable as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB in thousands
EIT payable	109,864	131,824
VAT payable	58,624	57,647
Withholding income tax payable	55,854	45,308
Withholding individual income taxes for employees	46,739	42,623
Others	45,163	67,848

Total	316,244	345,250